Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Revenues
Insurance brokerage commissions		$ 638,574	$ 1,820,214
Futures and securities brokerage commissions		565,517	1,457,232
Market making commissions and fees		2,717,614	3,840,917
Trading gains (losses)		2,337,607	739,060
Interest and other		171,204	149,818
Gross profit		6,430,516	8,007,241
Expenses
Commissions		762,061	2,275,430
Compensation		1,486,160	1,017,639
Occupancy		323,224	236,701
Communication and technology		469,662	365,576
General and administrative		292,788	320,507
Professional fees		153,853	62,622
Services fees		231,785	164,414
Interest		79,343	979
Depreciation		21,992	24,312
Marketing		199,948	248
Other operating		32,502	23,686
Total operating expenses		4,053,318	4,492,114
Income before income taxes		2,377,198	3,515,127
Income tax expense		(3,321)	(59,993)
Net income		2,373,877	3,455,134
Other comprehensive income
Foreign currency translation adjustment		20,560	(39,839)
Comprehensive income		$ 2,394,437	$ 3,415,295
Earnings per share - basic and dilutive	[1]	$ 0.32	$ 0.49
Weighted average number of ordinary shares	[1]	7,461,884	7,090,381

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1